Balances and Transactions With Related Parties - Summary of Key Management Personnel Short-Term Compensation (Detail) - Key Management Personnel of Entity or Parent [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Key management personnel compensation, Salaries	$ 12,467	$ 13,791	$ 13,571
Key management personnel compensation, Bonuses	6,658	8,775	5,054
Key management personnel compensation, Social benefits	2,149	3,027	2,604
Key management personnel compensation, Loans			55
Key management personnel compensation, Compensation	222	73	31
Key management personnel compensation, Others	906	833	759
Key management personnel compensation, Total	$ 22,402	$ 26,499	$ 22,074